Fair Value Measurements (Quantitative Information) (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Unsecured Debt [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflows | $	$ 0.0	$ 0.0
Duration	1 year	1 year 6 months
Unsecured Debt [Member] | Minimum [Member] | Estimated Probabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probabilities | item	5	0.25
Unsecured Debt [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflows | $	$ 7.5	$ 8.1
Duration	2 years 8 months 12 days	2 years 6 months
Unsecured Debt [Member] | Weighted Average [Member] | Estimated Probabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probabilities | item	18	0.25
Unsecured Debt [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflows | $	$ 10.8	$ 10.8
Duration	3 years	3 years 6 months
Unsecured Debt [Member] | Maximum [Member] | Estimated Probabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probabilities | item	35	0.25
Secured Debt [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflows | $	$ 0.0	$ 0.0
Duration	1 year	6 months
Secured Debt [Member] | Minimum [Member] | Estimated Probabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probabilities | item	5	0.07
Secured Debt [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflows | $	$ 59.4	$ 51.8
Duration	2 years 8 months 12 days	2 years 3 months 18 days
Secured Debt [Member] | Weighted Average [Member] | Estimated Probabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probabilities | item	17	0.23
Secured Debt [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflows | $	$ 88.4	$ 79.6
Duration	3 years	3 years 6 months
Secured Debt [Member] | Maximum [Member] | Estimated Probabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probabilities | item	35	0.25